OPERATING EXPENSES AND NET OTHER OPERTAING INCOME - Schedule of Operating Costs and Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expenses	$ (106)	$ (72)	$ (52)
Selling and marketing expenses	(236)	(218)	(192)
Administrative and general expenses	(575)	(545)	(239)
Selling, general and administrative expenses	(811)	(763)	(431)
Depreciation, amortization and impairment	(15)	(13)	(13)
Increase in provision for legal settlements	240	296
Acquisition related costs	(22)
Intangibles and Right-Of-Use Assets
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization expense	$ 13	$ 8	$ 9